TANGIBLE FIXED ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	£ 111,604	£ 17,833
Property, plant and equipment, end of period	63,850	111,604
Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	130,763	25,329
Foreign Exchange Movement	(10,612)	62
Acquisition through business combination		23,004
Additions	134,779	82,492
Disposals	129,404
Property, plant and equipment, end of period	146,749	130,763
Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(18,809)	(7,491)
Foreign Exchange Movement	(882)	65
Disposals	(5,817)
Depreciation charged during the period	(23,448)	(11,383)
Impairment in asset	45,143
Property, plant and equipment, end of period	(82,464)	(18,809)
Right of use Assets
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	350	7,379
Property, plant and equipment, end of period	435	350
Right of use Assets | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	358	7,379
Foreign Exchange Movement	(17)
Acquisition through business combination		358
Additions	75
Transfer to another class		7,379
Property, plant and equipment, end of period	450	358
Right of use Assets | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(8)
Transfer to another class		3,273
Depreciation charged during the period	(7)	(3,281)
Property, plant and equipment, end of period	(15)	(8)
Mining Machinery
TANGIBLE FIXED ASSETS
Property, plant and equipment, end of period	2,244
Mining Machinery | Cost
TANGIBLE FIXED ASSETS
Foreign Exchange Movement	0
Additions	17,364
Property, plant and equipment, end of period	17,364
Mining Machinery | Depreciation and impairment
TANGIBLE FIXED ASSETS
Impairment in asset	15,121
Property, plant and equipment, end of period	(15,121)
Assets Under Construction
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	61,306
Property, plant and equipment, end of period		61,306
Assets Under Construction | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	61,306
Foreign Exchange Movement	(7,287)
Acquisition through business combination		12,180
Additions		49,126
Transfer to another class	(68,593)
Property, plant and equipment, end of period	0	61,306
Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, end of period	74
Equipment | Cost
TANGIBLE FIXED ASSETS
Foreign Exchange Movement	0
Additions	86
Property, plant and equipment, end of period	86
Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Depreciation charged during the period	(12)
Property, plant and equipment, end of period	(12)
Data Centres
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	10,237
Property, plant and equipment, end of period	9,532	10,237
Data Centres | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	10,466
Foreign Exchange Movement	(560)
Acquisition through business combination		10,466
Transfer to another class	68,593
Disposals	68,593
Property, plant and equipment, end of period	11,026	10,466
Data Centres | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(229)
Foreign Exchange Movement	(11)
Disposals	(5,817)
Depreciation charged during the period	(6,846)	(229)
Impairment in asset	225
Property, plant and equipment, end of period	(1,494)	(229)
Office Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	49
Property, plant and equipment, end of period	33	49
Office Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	49
Foreign Exchange Movement	0
Additions		49
Disposals	2
Property, plant and equipment, end of period	47	49
Office Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Depreciation charged during the period	(14)
Property, plant and equipment, end of period	(14)
Mining And Computer Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	39,992	10,422
Impairment in asset	(24,000)
Property, plant and equipment, end of period	51,959	39,992
Mining And Computer Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	58,499	17,865
Foreign Exchange Movement	(2,744)	62
Additions	117,246	33,317
Transfer to another class		(7,379)
Disposals	60,809
Property, plant and equipment, end of period	117,680	58,499
Mining And Computer Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(18,507)	(7,443)
Foreign Exchange Movement	(868)	65
Transfer to another class		(3,273)
Depreciation charged during the period	(16,549)	(7,856)
Impairment in asset	29,797
Property, plant and equipment, end of period	(65,721)	(18,507)
Leasehold Improvements
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	20
Property, plant and equipment, end of period	9	20
Leasehold Improvements | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	85	85
Foreign Exchange Movement	(4)
Additions	7
Property, plant and equipment, end of period	96	85
Leasehold Improvements | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(65)	(48)
Foreign Exchange Movement	(3)
Depreciation charged during the period	(19)	(17)
Property, plant and equipment, end of period	£ (87)	£ (65)